Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Statutory Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the United States statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2023, 2022, and 2021 is as follows for the years indicated:

	For the Year Ended December 31,
	2023	2022	2021
Federal Statutory rate	21.00%	21.00%	21.00%
Noncontrolling interests/effect of pass-through entities	-19.59%	-20.70%	-21.00%
Valuation allowance	-1.73%	-0.40%	0.00%
Other	0.32%	0.10%	0.00%
Effective Income tax rate	0.00%	0.00%	0.00%

Schedule of Company's Deferred Tax Assets and Liabilities

Details of the Company’s deferred tax assets and liabilities at December 31, 2023 and 2022 are as follows for the years indicated:

	As of December 31,
in thousands	2023	2022
Deferred tax assets
Net operating loss carryforward	$1,126	$423
Investment in MSP Recovery, LLC	30,385	38,263
Start-up Costs	854	917
Transaction Costs	2,962	3,224
Interest Expense — 163j	5,065	—
Total deferred tax assets	40,392	42,827
Valuation Allowance	(40,392)	(42,827)
Total deferred tax assets (liability)	$—	$—